Financial Instruments - Fair Value Hierarchy Levels of Assets and Liabilities Value on Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments at fair value through profit and loss	$ 254	$ 392
Fair Value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	439	552
Investments at fair value through profit and loss	254	392
Total Liabilities	176	139
Fair Value, measurements, recurring | Foreign exchange derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	109	83
Total Liabilities	136	93
Fair Value, measurements, recurring | Interest rate derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	76	77
Total Liabilities	40	46
Fair Value, measurements, recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	254	392
Investments at fair value through profit and loss	254	392
Total Liabilities	0	0
Fair Value, measurements, recurring | Level 1 | Foreign exchange derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	0	0
Total Liabilities	0	0
Fair Value, measurements, recurring | Level 1 | Interest rate derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	0	0
Total Liabilities	0	0
Fair Value, measurements, recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	185	160
Investments at fair value through profit and loss	0	0
Total Liabilities	176	139
Fair Value, measurements, recurring | Level 2 | Foreign exchange derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	109	83
Total Liabilities	136	93
Fair Value, measurements, recurring | Level 2 | Interest rate derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	76	77
Total Liabilities	$ 40	$ 46